Stock Options and Other Share-Based Compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense for stock options	$ 85	$ 60	$ 60
After tax compensation expense for stock options	65	46	47
Compensation expense for stock appreciation rights restricted stock performance units and restricted stock units	(100)	1,013	701
Compensation expense for stock appreciation rights, restricted stock, performance units and restricted stock units, after tax	(76)	770	554
Cash received in payment for option exercises	263	5,835	1,274
Tax benefits realized for the tax deductions from option exercises	20	216	(15)
Cash paid to settle performance units and stock appreciation rights	$ 566	556	163
Maximum number of share that may be issued under LTIP (in shares)	578,044
Total intrinsic value options exercised	$ 167	$ 2,369	$ 152
Total before-tax compensation cost related to nonvested share-based compensation arrangements	$ 181
Weighted-average period of recognition of unrecognized compensation cost related to nonvested share-based compensation arrangements	1 year 10 months 24 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Shares outstanding (in shares)	5,060,242			4,287,826
Shares granted (in shares)	1,739,120
Shares vested (in shares)	866,494
Shares forfeited (in shares)	100,210
Shares vested, fair value	$ 457
Number payable in cash (in shares)	3,905,243
Number payable in shares (in shares)	1,154,999
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)	4,419,310			4,753,266
Shares granted (in shares)	1,291,262
Shares vested (in shares)	1,521,636
Shares forfeited (in shares)	103,582
Shares vested, fair value	$ 360
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)	652,493
Shares vested, fair value	$ 32
Chevron Long-Term Incentive Plan (LTIP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of share that may be issued under LTIP (in shares)	101,000,000
Maximum number of shares that may not be a stock option, stock appreciation right or award (in shares)	48,000,000
Chevron Long-Term Incentive Plan (LTIP) | Maximum | From May 2022 through May 2032
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of share that may be issued under LTIP (in shares)	104,000,000
Chevron Long-Term Incentive Plan (LTIP) | Performance Shares and Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award contractual term (in years)	3 years
Chevron Long-Term Incentive Plan (LTIP) | Stock Options and Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award contractual term (in years)	10 years
Chevron Long-Term Incentive Plan (LTIP) | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Chevron Long-Term Incentive Plan (LTIP), 2017 Issuance | Performance Shares and Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award contractual term (in years)	3 years
Chevron Long-Term Incentive Plan (LTIP), 2017 Issuance | Stock Options and Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award contractual term (in years)	10 years
Chevron Long-Term Incentive Plan (LTIP), 2017 Issuance | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award contractual term (in years)	5 years
Chevron Long-Term Incentive Plan (LTIP), 2023 Issuance | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years